RESTRICTED NET ASSETS	12 Months Ended
Dec. 31, 2025
RESTRICTED NET ASSETS
RESTRICTED NET ASSETS
15.	RESTRICTED NET ASSETS

The Company’s ability to pay dividends is primarily dependent on the Company receiving distributions of funds from its subsidiaries. Relevant statutory laws and regulations of Chinese mainland permit payments of dividends by the Group’s Chinese mainland subsidiaries only out of its retained earnings, if any, as determined in accordance with accounting standards and regulations of Chinese mainland. The results of operations reflected in the consolidated financial statements prepared in accordance with U.S. GAAP differ from those reflected in the statutory financial statements of the Company’s Chinese mainland subsidiaries. The Company has not previously declared or paid any cash dividend or dividend in kind and has no plan to declare or pay any dividends in the near future.

Each of the Company’s entities in Chinese mainland is required to set aside at least 10% of its after-tax profits each year to fund certain statutory reserve funds until such reserve funds reach 50% of its registered capital. In addition, each entity may allocate a portion of its after-tax profits to a discretionary surplus fund at its discretion. These reserves are not transferable to the Company in the form of cash dividends, loans or advances. These reserves are therefore not available for distribution except in liquidation.

Under laws and regulations of Chinese mainland, there are restrictions on the Company’s Chinese mainland subsidiaries and the VIEs with respect to transferring certain of their net assets to the Company either in the form of dividends, loans, or advances. Amounts of net assets restricted include paid-in capital and statutory reserve funds of the Company’s Chinese mainland subsidiaries and the net assets of the VIEs and VIEs’ subsidiaries in which the Company has no legal ownership, totaling RMB6,561,664 (US$938,305) as of December 31, 2025; therefore, in accordance with Rules 504 and 4.08(e)(3) of Regulation S-X, the condensed parent company only financial statements as of December 31, 2024 and 2025 and for each of the three years in the period ended December 31, 2025 are disclosed in Note 22.

Furthermore, cash transfers from the Company’s Chinese mainland subsidiaries to its subsidiaries outside of China are subject to Chinese mainland government control of currency conversion. Shortages in the availability of foreign currency may restrict the ability of the Chinese mainland subsidiaries and VIEs to remit sufficient foreign currency to pay dividends or other payments to the Company, or otherwise satisfy their foreign currency denominated obligations.